UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10543

Name of Fund: BlackRock Core Bond Trust (BHK)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Core Bond Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2012

Date of reporting period: 05/31/2012

Item 1 – Schedule of Investments

Schedule of Investments May 31, 2012 (Unaudited)	BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value
Asset-Backed Securities — 5.9%
321 Henderson Receivables I LLC Series 2010-3A, Class A (a)	USD	789	$805,048
AH Mortgage Advance Trust Series SART-3, Class 1A1 (a)		630	631,245
AmeriCredit Automobile Receivables Trust Series 2011- 5, Class C		400	408,771
CarMax Auto Owner Trust:
Series 2012-1, Class B, 1.76%, 8/15/17		210	210,247
Series 2012-1, Class C, 2.20%, 10/16/17		125	125,766
Series 2012-1, Class D, 3.09%, 8/15/18		155	155,137
CenterPoint Energy Transition Bond Co. LLC Series 2012-1, Class A3		1,105	1,167,442
Countrywide Asset-Backed Certificates Series 2006-13, Class 3AV2 (b)		1,100	750,091
Credit Acceptance Auto Loan Trust Series 2010-1, Class B (a)		1,980	1,981,767
DT Auto Owner Trust (a):
Series 2011-2A, Class C, 3.05%, 2/16/16		1,500	1,497,809
Series 2011-3A, Class C, 4.03%, 2/15/17		255	258,647
Ford Credit Floorplan Master Owner Trust:
Series 2012-1, Class B, 1.14%, 1/15/16 (b)		180	180,000
Series 2012-1, Class C, 1.74%, 1/15/16 (b)		475	475,000
Series 2012-1, Class D, 2.34%, 1/15/16 (b)		445	444,999
Series 2012-2, Class B, 2.32%, 1/15/19		245	246,425
Series 2012-2, Class C, 2.86%, 1/15/19		105	105,582
Series 2012-2, Class D, 3.50%, 1/15/19		200	201,072
Globaldrive BV Series 2008-2, Class A	EUR	144	179,325
Home Equity Asset Trust Series 2007-2, Class 2A1 (b)	USD	90	88,249
Nelnet Student Loan Trust (b):
Series 2006-1, Class A5, 0.58%, 8/23/27		525	496,252
Series 2008-3, Class A4, 2.12%, 11/25/24		615	639,174
PFS Financing Corp. Series 2012- AA, Class A (a)(b)		480	481,698

Asset-Backed Securities	Par (000)		Value
Asset-Backed Securities (concluded)
Santander Consumer Acquired Receivables Trust (a):
Series 2011-S1A, Class B, 1.66%, 8/15/16	USD	556	$551,470
Series 2011-S1A, Class C, 2.01%, 8/15/16		400	396,621
Series 2011-S1A, Class D, 3.15%, 8/15/16		414	411,808
Series 2011-WO, Class C, 3.19%, 10/15/15		580	582,531
Santander Drive Auto Receivables Trust:
Series 2010-2, Class B, 2.24%, 12/15/14		860	864,117
Series 2010-2, Class C, 3.89%, 7/17/17		1,010	1,043,463
Series 2010-B, Class B, 2.10%, 9/15/14 (a)		700	702,624
Series 2010-B, Class C, 3.02%, 10/17/16 (a)		740	752,902
Series 2011-1, Class D, 4.01%, 2/15/17		940	956,537
Series 2011-S1A, Class B, 1.48%, 5/15/17 (a)		310	309,352
Series 2011-S1A, Class D, 3.10%, 5/15/17 (a)		338	336,848
Series 2011-S2A, Class C, 2.86%, 6/15/17 (a)		798	797,083
Series 2012-1, Class B, 2.72%, 5/16/16		240	243,695
Series 2012-1, Class C, 3.78%, 11/15/17		325	332,478
SLM Student Loan Trust:
Series 2004-B, Class A2, 0.67%, 6/15/21 (b)		203	194,638
Series 2008-5, Class A3, 1.77%, 1/25/18 (b)		515	527,965
Series 2008-5, Class A4, 2.17%, 7/25/23 (b)		615	638,913
Series 2012-A, Class A1, 1.64%, 8/15/25 (a)(b)		347	349,866
Series 2012-A, Class A2, 3.83%, 1/17/45 (a)		345	354,750
Small Business Administration, Class 1:
Series 2003-P10B, 5.14%, 8/10/13		251	260,469
Series 2004-P10B, 4.75%, 8/10/14		161	169,835
Structured Asset Securities Corp. Series 2002-AL1, Class A2		1,365	1,247,122
			23,554,833
Interest Only Asset-Backed Securities — 0.2%
Sterling Bank Trust Series 2004-2, Class Note (a)		3,943	300,645

BLACKROCK CORE BOND TRUST	MAY 31, 2012	1

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value
Interest Only Asset-Backed Securities (concluded)
Sterling Coofs Trust Series 1	USD	6,230	$486,722
			787,367
Total Asset-Backed Securities – 6.1%			24,342,200

Common Stocks – 0.0%	Shares
Software — 0.0%
Bankruptcy Management Solutions, Inc. (c)		135	4

Corporate Bonds	Par (000)
Aerospace & Defense — 0.5%
United Technologies Corp.:
4.88%, 5/01/15	USD	1,125	1,249,490
6.13%, 7/15/38		700	906,186
			2,155,676
Airlines — 0.7%
Continental Airlines, Inc., Series 2010-1, Class B, 6.00%, 7/12/20		672	673,337
United Air Lines, Inc., 12.75%, 7/15/12		334	337,247
US Airways Pass Through Trust, Series 2012-1, Class C, 9.13%, 10/01/15		1,673	1,673,000
			2,683,584
Auto Components — 0.1%
BorgWarner, Inc., 4.63%, 9/15/20		265	291,450
Beverages — 0.1%
Crown European Holdings SA, 7.13%, 8/15/18 (a)	EUR	355	468,587
Building Products — 0.1%
Momentive Performance Materials, Inc., 11.50%, 12/01/16	USD	510	382,500
Capital Markets — 5.0%
American Capital Ltd., 7.96%, 12/31/13 (d)		720	722,023
CDP Financial, Inc., 5.60%, 11/25/39 (a)(e)		2,935	3,744,100
E*Trade Financial Corp., 12.50%, 11/30/17		1,570	1,801,575
The Goldman Sachs Group, Inc.:
5.38%, 3/15/20 (e)		1,220	1,241,218
5.25%, 7/27/21 (e)		3,165	3,130,862

Corporate Bonds	Par (000)		Value
Capital Markets (concluded)
The Goldman Sachs Group, Inc. (concluded):
5.75%, 1/24/22	USD	1,800	$1,846,714
Morgan Stanley:
2.97%, 5/14/13 (b)		1,890	1,881,470
4.20%, 11/20/14		490	481,959
4.00%, 7/24/15		410	396,473
6.25%, 8/28/17		1,930	1,939,150
5.63%, 9/23/19		630	601,104
5.50%, 7/28/21		360	337,084
Murray Street Investment Trust I, 4.65%, 3/09/17		1,650	1,635,992
			19,759,724
Chemicals — 0.2%
American Pacific Corp., 9.00%, 2/01/15		250	248,750
The Dow Chemical Co., 4.13%, 11/15/21		350	367,358
Ineos Finance Plc, 8.38%, 2/15/19 (a)		265	272,287
			888,395
Commercial Banks — 3.9%
CIT Group, Inc.:
7.00%, 5/02/16 (a)		110	109,862
7.00%, 5/02/17 (a)		795	794,076
5.38%, 5/15/20		1,650	1,584,000
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA, 3.88%, 2/08/22		1,390	1,386,052
DEPFA ACS Bank, 5.13%, 3/16/37 (a)		3,775	2,728,593
Discover Bank, 8.70%, 11/18/19		250	318,950
Eksportfinans ASA, 5.50%, 6/26/17		950	924,758
HSBC Bank Brasil SA - Banco Multiplo, 4.00%, 5/11/16 (a)		1,400	1,418,900
HSBC Bank Plc, 3.10%, 5/24/16 (a)		700	721,974
HSBC Holdings Plc, 6.10%, 1/14/42 (e)		305	369,114
Wachovia Corp., 5.25%, 8/01/14 (e)		3,425	3,662,657
Wells Fargo & Co., 3.50%, 3/08/22 (e)		1,390	1,410,660
			15,429,596
Commercial Services & Supplies — 0.1%
ARAMARK Corp., 8.50%, 2/01/15		18	18,428
Mobile Mini, Inc., 7.88%, 12/01/20		320	336,000
			354,428
Computers & Peripherals — 0.4%
Hewlett-Packard Co., 4.05%, 9/15/22		1,780	1,760,728

BLACKROCK CORE BOND TRUST	MAY 31, 2012	2

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Construction & Engineering — 0.3%
ABB Finance USA, Inc., 4.38%, 5/08/42	USD	192	$198,121
URS Corp., 5.00%, 4/01/22 (a)		975	965,210
			1,163,331
Construction Materials — 0.0%
Lafarge SA, 7.13%, 7/15/36		135	131,625
Consumer Finance — 0.5%
Ford Motor Credit Co. LLC, 7.80%, 6/01/12		340	340,000
SLM Corp.:
6.25%, 1/25/16		661	669,263
Series A, 0.77%, 1/27/14 (b)		550	514,594
Toll Brothers Finance Corp., 5.88%, 2/15/22		345	356,726
			1,880,583
Containers & Packaging — 0.5%
Ardagh Packaging Finance Plc, 7.38%, 10/15/17 (a)	EUR	425	541,278
Smurfit Kappa Acquisitions (a):
7.25%, 11/15/17		725	932,321
7.75%, 11/15/19		410	532,314
			2,005,913
Diversified Financial Services — 7.1%
Ally Financial, Inc.:
8.30%, 2/12/15	USD	1,500	1,605,000
6.25%, 12/01/17		160	164,167
8.00%, 3/15/20		560	631,400
8.00%, 11/01/31		320	360,000
Capital One Financial Corp., 4.75%, 7/15/21		960	1,054,464
Citigroup, Inc.:
5.00%, 9/15/14		285	291,403
4.59%, 12/15/15 (e)		6,390	6,650,674
General Electric Capital Corp.:
2.13%, 12/21/12 (e)		515	520,414
6.15%, 8/07/37 (e)		4,150	4,863,891
6.88%, 1/10/39		135	172,786
JPMorgan Chase & Co. (e):
3.70%, 1/20/15		3,425	3,552,523
6.30%, 4/23/19		2,000	2,323,896
JPMorgan Chase Bank NA, Series BKNT, 6.00%, 10/01/17 (e)		2,050	2,278,903
Reynolds Group Issuer, Inc.:
7.75%, 10/15/16	EUR	550	698,777
7.88%, 8/15/19 (a)	USD	660	697,950
6.88%, 2/15/21 (a)		1,215	1,233,225
WMG Acquisition Corp.:
9.50%, 6/15/16 (a)		160	170,800
11.50%, 10/01/18		785	836,025
			28,106,298
Diversified Telecommunication Services — 2.5%
Level 3 Financing, Inc.:
8.13%, 7/01/19		698	698,000

Corporate Bonds	Par (000)		Value
Diversified Telecommunication Services (concluded)
Level 3 Financing, Inc. (concluded):
8.63%, 7/15/20 (a)	USD	650	$663,000
Telecom Italia Capital SA:
4.95%, 9/30/14		1,075	1,048,125
6.00%, 9/30/34		1,550	1,193,500
Verizon Communications, Inc.:
3.50%, 11/01/21		500	531,738
6.40%, 2/15/38		3,483	4,473,861
8.95%, 3/01/39		900	1,455,818
Windstream Corp., 7.88%, 11/01/17		40	42,600
			10,106,642
Electric Utilities — 5.6%
Alabama Power Co.:
3.95%, 6/01/21		460	505,619
6.00%, 3/01/39 (e)		1,275	1,674,396
The Cleveland Electric Illuminating Co.:
8.88%, 11/15/18		121	159,705
5.95%, 12/15/36		217	252,155
Duke Energy Carolinas LLC:
6.10%, 6/01/37		315	419,691
6.00%, 1/15/38		825	1,093,153
4.25%, 12/15/41		375	400,150
E.ON International Finance BV, 6.65%, 4/30/38 (a)		1,525	2,047,244
EDF SA, 5.60%, 1/27/40 (a)(e)		1,400	1,467,378
Florida Power Corp.:
6.35%, 9/15/37 (e)		1,325	1,787,018
6.40%, 6/15/38		430	590,162
Jersey Central Power & Light Co., 7.35%, 2/01/19		245	315,517
Ohio Power Co., Series D, 6.60%, 3/01/33		1,500	1,922,424
PacifiCorp., 6.25%, 10/15/37		575	778,026
Public Service Co. of Colorado, 6.25%, 9/01/37 (e)		1,200	1,658,137
Southern California Edison Co.:
5.63%, 2/01/36		625	788,628
Series 08-A, 5.95%, 2/01/38		1,075	1,426,638
The Tokyo Electric Power Co., Inc., 4.50%, 3/24/14	EUR	1,350	1,652,583
The Toledo Edison Co., 6.15%, 5/15/37	USD	350	434,996
Trans-Allegheny Interstate Line Co., 4.00%, 1/15/15 (a)		250	263,302
Virginia Electric and Power Co., Series A, 6.00%, 5/15/37 (e)		2,000	2,621,152
			22,258,074
Energy Equipment & Services — 2.1%
Calfrac Holdings LP, 7.50%, 12/01/20 (a)(e)		565	531,100
Ensco Plc:
3.25%, 3/15/16		160	167,716
4.70%, 3/15/21		1,745	1,896,495

BLACKROCK CORE BOND TRUST	MAY 31, 2012	3

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Energy Equipment & Services (concluded)
Frac Tech Services LLC, 8.13%, 11/15/18 (a)	USD	1,110	$1,098,900
Noble Holding International Ltd., 5.25%, 3/15/42		350	354,872
Peabody Energy Corp., 6.25%, 11/15/21 (a)		2,600	2,593,500
Pride International, Inc.:
6.88%, 8/15/20		230	282,477
7.88%, 8/15/40		77	110,768
Transocean, Inc.:
5.05%, 12/15/16		850	928,144
6.50%, 11/15/20		350	405,107
			8,369,079
Food Products — 1.2%
Darling International, Inc., 8.50%, 12/15/18		335	373,944
Kraft Foods Group, Inc., 5.00%, 6/04/42 (a)		997	1,035,497
Kraft Foods, Inc., 5.38%, 2/10/20		3,000	3,546,327
			4,955,768
Health Care Equipment & Supplies — 0.7%
Boston Scientific Corp., 6.25%, 11/15/15		1,251	1,393,060
DJO Finance LLC:
10.88%, 11/15/14		166	168,905
7.75%, 4/15/18		735	593,512
Fresenius Medical Care US Finance, Inc., 6.50%, 9/15/18 (a)		152	158,460
Teleflex, Inc., 6.88%, 6/01/19		385	408,100
			2,722,037
Health Care Providers & Services — 2.0%
Aviv Healthcare Properties LP, 7.75%, 2/15/19		175	182,000
ConvaTec Healthcare E SA, 7.38%, 12/15/17 (a)	EUR	494	623,048
HCA, Inc.:
6.50%, 2/15/20	USD	2,115	2,233,969
7.88%, 2/15/20		135	148,163
IASIS Healthcare LLC, 8.38%, 5/15/19		1,000	940,000
INC Research LLC, 11.50%, 7/15/19 (a)		545	515,706
inVentiv Health, Inc. (a):
10.00%, 8/15/18		40	33,600
10.00%, 8/15/18		155	130,975
Omnicare, Inc., 7.75%, 6/01/20		805	883,487
Symbion, Inc., 8.00%, 6/15/16		455	443,625
Tenet Healthcare Corp.:
10.00%, 5/01/18		200	228,000
8.88%, 7/01/19		1,150	1,279,375
UnitedHealth Group, Inc., 3.38%, 11/15/21		160	168,610
			7,810,558

Corporate Bonds	Par (000)		Value
Health Care Technology — 0.6%
Amgen, Inc.:
6.40%, 2/01/39	USD	750	$896,501
5.15%, 11/15/41		1,500	1,546,906
			2,443,407
Hotels, Restaurants & Leisure — 0.1%
El Dorado Resorts LLC, 8.63%, 6/15/19 (a)		180	168,750
MGM Resorts International, 11.13%, 11/15/17		265	296,800
			465,550
Household Durables — 0.9%
Beazer Homes USA, Inc., 12.00%, 10/15/17		1,050	1,131,375
Standard Pacific Corp., 10.75%, 9/15/16		2,100	2,451,750
			3,583,125
Household Products — 0.1%
Ontex IV SA, 7.50%, 4/15/18 (a)	EUR	190	224,363
Independent Power Producers & Energy Traders — 0.6%
Constellation Energy Group, Inc., 7.60%, 4/01/32	USD	200	265,910
Energy Future Holdings Corp., 10.00%, 1/15/20		1,100	1,168,750
Energy Future Intermediate Holding Co. LLC, 10.00%, 12/01/20		922	993,455
			2,428,115
Industrial Conglomerates — 0.7%
Sequa Corp. (a):
11.75%, 12/01/15		690	732,262
13.50%, 12/01/15		1,940	2,059,241
			2,791,503
Insurance — 4.0%
Allianz Finance II BV, 5.75%, 7/08/41 (b)	EUR	500	548,101
American International Group, Inc.:
3.80%, 3/22/17 (e)	USD	5,580	5,662,980
5.45%, 5/18/17		800	860,188
AXA SA, 5.25%, 4/16/40 (b)	EUR	250	230,583
CNO Financial Group, Inc., 9.00%, 1/15/18 (a)	USD	478	506,680
Fairfax Financial Holdings Ltd., 5.80%, 5/15/21 (a)		334	329,867
Hartford Financial Services Group, Inc.:
6.00%, 1/15/19		345	370,619
5.13%, 4/15/22		930	947,587
Hartford Life Global Funding Trusts, 0.65%, 6/16/14 (b)		425	417,600
Lincoln National Corp., 6.25%, 2/15/20		630	715,007
Manulife Financial Corp., 3.40%, 9/17/15		1,630	1,683,686

BLACKROCK CORE BOND TRUST	MAY 31, 2012	4

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Insurance (concluded)
Metropolitan Life Global Funding I, 5.13%, 6/10/14 (a)(e)	USD	775	$834,282
MPL 2 Acquisition Canco, Inc., 9.88%, 8/15/18 (a)		340	292,400
Muenchener Rueckversicherungs AG, 6.00%, 5/26/41 (b)	EUR	200	237,341
Prudential Financial, Inc.:
7.38%, 6/15/19	USD	250	305,012
5.38%, 6/21/20		250	282,053
4.50%, 11/15/20		450	474,894
5.70%, 12/14/36		675	712,095
Series D, 5.90%, 3/17/36		500	539,039
			15,950,014
IT Services — 0.9%
First Data Corp. (a):
7.38%, 6/15/19		775	775,000
8.25%, 1/15/21		75	72,750
SunGard Data Systems, Inc.:
7.38%, 11/15/18		1,080	1,098,900
7.63%, 11/15/20		1,730	1,773,250
			3,719,900
Machinery — 0.4%
Joy Global, Inc., 5.13%, 10/15/21		225	249,411
UR Financing Escrow Corp. (a):
5.75%, 7/15/18		194	197,395
7.38%, 5/15/20		495	507,375
7.63%, 4/15/22		452	462,170
			1,416,351
Marine — 0.3%
Nakilat, Inc., Series A, 6.07%, 12/31/33 (a)		1,050	1,139,250
Media — 8.8%
Affinion Group, Inc., 7.88%, 12/15/18		1,045	883,025
AMC Networks, Inc., 7.75%, 7/15/21 (a)		320	355,200
CCH II LLC, 13.50%, 11/30/16		2,300	2,576,421
Clear Channel Communications, Inc., 9.00%, 3/01/21		680	584,800
Clear Channel Worldwide Holdings, Inc., Series B, 9.25%, 12/15/17		2,172	2,334,900
Comcast Cable Communications Holdings, Inc., 9.46%, 11/15/22		600	875,233
Comcast Corp., 6.45%, 3/15/37		790	971,444
Cox Communications, Inc., 8.38%, 3/01/39 (a)		1,740	2,520,674
Cox Enterprises, Inc. (a):
Loan Close 2, 4.00%, 8/15/18		963	970,346
Loan Close 3, 4.00%, 8/15/18		1,102	1,109,384
Shares Loan, 4.00%, 8/15/18		1,136	1,144,165
DIRECTV Holdings LLC:
6.38%, 3/01/41		260	297,727
5.15%, 3/15/42		2,100	2,091,239

Corporate Bonds	Par (000)		Value
Media (concluded)
Gray Television, Inc., 10.50%, 6/29/15	USD	880	$906,400
Intelsat Jackson Holdings SA, 11.25%, 6/15/16		261	272,419
Intelsat Luxemburg SA:
11.25%, 2/04/17		750	736,875
11.50%, 2/04/17 (f)		415	407,738
Interactive Data Corp., 10.25%, 8/01/18		1,330	1,472,975
NBC Universal Media LLC:
5.15%, 4/30/20		1,983	2,299,078
4.38%, 4/01/21		1,015	1,117,476
The New York Times Co., 6.63%, 12/15/16		1,800	1,876,500
News America, Inc.:
4.50%, 2/15/21		40	43,286
7.63%, 11/30/28		385	459,075
TCI Communications, Inc., 7.88%, 2/15/26		610	812,741
Time Warner Cable, Inc.:
7.30%, 7/01/38		930	1,183,809
5.88%, 11/15/40		465	512,288
5.50%, 9/01/41		920	987,692
Time Warner, Inc.:
4.70%, 1/15/21		350	390,906
6.10%, 7/15/40		215	246,661
Unitymedia Hessen GmbH & Co. KG, 8.13%, 12/01/17 (a)		2,370	2,500,350
Virgin Media Secured Finance Plc, 6.50%, 1/15/18		525	572,250
Ziggo Finance BV, 6.13%, 11/15/17 (a)	EUR	1,135	1,473,599
			34,986,676
Metals & Mining — 3.7%
Alcoa, Inc., 5.40%, 4/15/21	USD	1,450	1,495,205
ArcelorMittal, 6.25%, 2/25/22		1,415	1,404,690
Barrick Gold Corp., 2.90%, 5/30/16		1,690	1,775,849
Barrick North America Finance LLC, 4.40%, 5/30/21		15	16,165
Cliffs Natural Resources, Inc., 4.80%, 10/01/20		240	249,841
Falconbridge Ltd., 6.20%, 6/15/35		1,250	1,270,453
Freeport-McMoRan Copper & Gold, Inc., 3.55%, 3/01/22		540	535,577
New Gold, Inc., 7.00%, 4/15/20 (a)		105	107,100
New World Resources NV, 7.88%, 5/01/18	EUR	215	245,245
Newcrest Finance Property Ltd., 4.45%, 11/15/21 (a)	USD	475	502,001
Novelis, Inc., 8.75%, 12/15/20		4,120	4,356,900
Teck Resources Ltd., 5.38%, 10/01/15		2,359	2,573,372
			14,532,398

BLACKROCK CORE BOND TRUST	MAY 31, 2012	5

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels — 9.4%
Anadarko Petroleum Corp., 5.95%, 9/15/16	USD	1,916	$2,172,518
BP Capital Markets Plc, 3.13%, 10/01/15		330	347,410
Burlington Resources Finance Co., 7.40%, 12/01/31		875	1,252,938
Cenovus Energy, Inc., 6.75%, 11/15/39		750	958,541
Chesapeake Midstream Partners LP, 6.13%, 7/15/22		400	380,000
ConocoPhillips Canada Funding Co., 5.95%, 10/15/36		535	672,430
Crosstex Energy LP, 8.88%, 2/15/18		130	136,500
Devon Energy Corp., 7.95%, 4/15/32		625	888,733
El Paso Natural Gas Co., 8.38%, 6/15/32		275	365,495
El Paso Pipeline Partners Operating Co. LLC, 6.50%, 4/01/20		240	277,674
Energy Transfer Partners LP, 9.00%, 4/15/19		180	227,222
Energy XXI Gulf Coast, Inc., 9.25%, 12/15/17		540	580,500
Enterprise Products Operating LLC:
6.13%, 10/15/39		700	814,695
Series L, 6.30%, 9/15/17		575	683,947
KeySpan Gas East Corp., 5.82%, 4/01/41 (a)		505	644,184
Kinder Morgan Energy Partners LP:
5.95%, 2/15/18		1,300	1,514,848
6.50%, 9/01/39		3,000	3,440,766
6.55%, 9/15/40		110	128,812
6.38%, 3/01/41		150	171,042
Linn Energy LLC, 6.25%, 11/01/19 (a)		590	561,975
Marathon Petroleum Corp., 6.50%, 3/01/41		997	1,105,639
MidAmerican Energy Co., 5.80%, 10/15/36		700	873,845
MidAmerican Energy Holdings Co.:
5.95%, 5/15/37		800	1,005,446
6.50%, 9/15/37		1,900	2,534,222
Nexen, Inc., 7.50%, 7/30/39		1,000	1,221,897
Petrobras International Finance Co.:
3.88%, 1/27/16		1,340	1,386,247
5.75%, 1/20/20		1,725	1,879,032
Premier Oil Plc, 5.00%, 6/09/18 (a)		1,900	1,966,500
Range Resources Corp., 5.75%, 6/01/21		935	963,050
Rockies Express Pipeline LLC, 3.90%, 4/15/15 (a)		804	767,820
Suncor Energy, Inc., 6.10%, 6/01/18		1,750	2,085,515

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (concluded)
Tennessee Gas Pipeline Co. LLC, 7.50%, 4/01/17	USD	1,040	$1,247,563
Western Gas Partners LP, 5.38%, 6/01/21		710	783,663
The Williams Cos., Inc., Series A, 7.50%, 1/15/31		2,500	3,153,460
Woodside Finance, Ltd., 4.60%, 5/10/21 (a)		205	221,183
			37,415,312
Paper & Forest Products — 0.6%
Boise Paper Holdings LLC:
9.00%, 11/01/17		200	220,500
8.00%, 4/01/20		155	169,725
Clearwater Paper Corp., 10.63%, 6/15/16		620	691,300
International Paper Co.:
7.50%, 8/15/21		75	95,288
4.75%, 2/15/22		420	448,658
6.00%, 11/15/41		435	478,627
NewPage Corp., 11.38%, 12/31/14 (c)(g)		430	266,600
			2,370,698
Pharmaceuticals — 0.2%
Capsugel Finance Co. SCA, 9.88%, 8/01/19 (a)	EUR	200	259,665
Pharmaceutical Product Development, Inc., 9.50%, 12/01/19 (a)	USD	620	660,300
			919,965
Real Estate Investment Trusts (REITs) — 0.6%
Simon Property Group LP, 4.75%, 3/15/42		835	852,674
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/01/21		275	287,411
Vornado Realty LP, 5.00%, 1/15/22		1,185	1,240,152
			2,380,237
Real Estate Management & Development — 0.6%
Punch Taverns Finance Plc, Series A2R, 6.82%, 7/15/20	GBP	757	1,049,742
Realogy Corp. (a)(e):
7.88%, 2/15/19	USD	434	412,300
7.63%, 1/15/20		520	534,300
WEA Finance LLC, 4.63%, 5/10/21 (a)		305	322,004
			2,318,346
Road & Rail — 0.6%
Burlington Northern Santa Fe LLC, 5.75%, 5/01/40		950	1,138,130
Florida East Coast Railway Corp., 8.13%, 2/01/17		490	502,250

BLACKROCK CORE BOND TRUST	MAY 31, 2012	6

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Road & Rail (concluded)
The Hertz Corp., 7.38%, 1/15/21	USD	545	$571,569
			2,211,949
Semiconductors & Semiconductor Equipment — 0.1%
Spansion LLC, 7.88%, 11/15/17		390	374,400
Software — 0.2%
Oracle Corp., 5.38%, 7/15/40		775	943,843
Specialty Retail — 0.3%
Home Depot, Inc., 5.88%, 12/16/36		830	1,046,491
QVC, Inc. (a):
7.50%, 10/01/19		35	38,062
7.38%, 10/15/20		35	38,150
			1,122,703
Thrifts & Mortgage Finance — 0.2%
Radian Group, Inc., 5.38%, 6/15/15		1,400	875,000
Tobacco — 0.9%
Altria Group, Inc.:
9.95%, 11/10/38		800	1,277,485
10.20%, 2/06/39		1,388	2,247,896
			3,525,381
Wireless Telecommunication Services — 2.0%
America Movil SAB de CV, 2.38%, 9/08/16		795	802,229
Crown Castle Towers LLC, 6.11%, 1/15/40 (a)		1,560	1,822,915
Digicel Group Ltd. (a):
9.13%, 1/15/15		560	551,600
8.25%, 9/01/17		150	150,750
MetroPCS Wireless, Inc., 6.63%, 11/15/20		750	725,625
Rogers Communications, Inc., 7.50%, 8/15/38		1,150	1,617,258
SBA Tower Trust, 5.10%, 4/15/42 (a)		360	394,869
Sprint Capital Corp., 6.88%, 11/15/28		595	441,787
Sprint Nextel Corp. (a):
9.00%, 11/15/18		530	573,725
7.00%, 3/01/20		770	775,775
			7,856,533
Total Corporate Bonds – 70.4%			279,679,595

Foreign Agency Obligations
Deutsche Bundesrepublik Inflation Linked Bond, 1.75%, 4/15/20	EUR	6,639	9,634,670
Hydro-Quebec:
9.40%, 2/01/21	USD	390	592,394
8.40%, 1/15/22		730	1,080,834
8.05%, 7/07/24		1,900	2,859,584

Foreign Agency Obligations	Par (000)		Value
Italy Government International Bond, 5.38%, 6/15/33	USD	455	$403,123
Kreditanstalt fuer Wiederaufbau, 1.38%, 7/15/13 (e)		660	666,960
Total Foreign Agency Obligations – 3.9%			15,237,565

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 3.0%
Banc of America Funding Corp., Series 2007-2, Class 1A2, 6.00%, 3/25/37		1,089	860,759
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 14A1, 5.36%, 11/25/34 (b)		360	298,485
Countrywide Alternative Loan Trust:
Series 2005-64CB, Class 1A15, 5.50%, 12/25/35		1,488	1,222,138
Series 2006-0A21, Class A1, 0.43%, 3/20/47 (b)		802	400,693
Series 2006-41CB, Class 1A4, 5.75%, 1/25/37		723	482,006
Series 2007-HY4, Class 4A1, 5.25%, 6/25/47 (b)		823	554,269
Countrywide Home Loan Mortgage Pass- Through Trust:
Series 2006-0A5, Class 2A1, 0.44%, 4/25/46 (b)		330	177,211
Series 2007-10, Class A22, 6.00%, 7/25/37		648	484,245
Credit Suisse Mortgage Capital Certificates, Series 2011-2R, Class 2A1, 2.68%, 7/27/36 (a)(b)		1,321	1,266,684
CS First Boston Mortgage Securities Corp., Series 2005- 12, Class 6A1, 6.00%, 1/25/36		813	596,218
Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2006-0A1, Class A1, 0.44%, 2/25/47 (b)		250	143,231
GMAC Mortgage Corp. Loan Trust, Series 2005-AR3, Class 5A1, 5.09%, 6/19/35 (b)		1,135	1,080,498
GSR Mortgage Loan Trust:
Series 2006-4F, Class 1A1, 5.00%, 5/25/36		624	537,835
Series 2007-4F, Class 3A1, 6.00%, 7/25/37		763	648,977
Homebanc Mortgage Trust, Series 2006-2, Class A1, 0.42%, 12/25/36 (b)		623	409,184

BLACKROCK CORE BOND TRUST	MAY 31, 2012	7

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Collateralized Mortgage Obligations (concluded)
IndyMac IMJA Mortgage Loan Trust, Series 2007-A1, Class A4, 6.00%, 8/25/37	USD	927	$731,826
JPMorgan Mortgage Trust, Series 2006-S3, Class 1A12, 6.50%, 8/25/36		356	321,100
Merrill Lynch Mortgage Investors, Inc., Series 2006-A3, Class 3A1, 2.94%, 5/25/36 (b)		688	447,427
Monastery BV, Series 2004-I, Class A2, 1.20%, 3/17/37 (b)	EUR	1,048	978,356
Wells Fargo Mortgage-Backed Securities Trust:
Series 2006-9, Class 1A29, 6.00%, 8/25/36	USD	29	28,540
Series 2007-10, Class 1A21, 6.00%, 7/25/37		51	46,294
			11,715,976
Commercial Mortgage-Backed Securities — 12.5%
Banc of America Merrill Lynch Commercial Mortgage, Inc.:
Series 2007-1, Class A4, 5.45%, 1/15/49		500	560,776
Series 2007-2, Class A4, 5.63%, 4/10/49 (b)		750	846,985
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR9, Class A4A, 4.87%, 9/11/42		800	877,230
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A4, 6.08%, 12/10/49 (b)		1,370	1,569,872
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class AM, 5.65%, 10/15/48		1,093	1,089,353
Commercial Mortgage Pass- Through Certificates, Series 2006-C7, Class AM, 5.77%, 6/10/46 (b)		1,750	1,784,697
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C3, Class AJ, 4.77%, 7/15/37		705	614,735
Credit Suisse Mortgage Capital Certificates:
Series 2006-C3, Class AM, 5.81%, 6/15/38 (b)		1,000	1,022,061
Series 2006-C5, Class AM, 5.34%, 12/15/39		1,750	1,692,178
Series 2010-RR2, Class 2A, 5.77%, 9/15/39 (a)(b)		1,010	1,113,630
DBRR Trust, Series 2011-C32, Class A3A, 5.74%, 6/17/49 (a)(b)		365	404,537

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Commercial Mortgage-Backed Securities (continued)
Extended Stay America Trust, Series 2010-ESHA (a):
Class A, 2.95%, 11/05/27	USD	486	$489,765
Class B, 4.22%, 11/05/27		2,000	2,027,562
Class D, 5.50%, 11/05/27		210	212,800
GMAC Commercial Mortgage Securities, Inc., Series 2002-C3, Class A2, 4.93%, 7/10/39		1,444	1,457,246
Greenwich Capital Commercial Funding Corp.:
Series 2006-GG7, Class A4, 5.87%, 7/10/38 (b)		1,165	1,314,671
Series 2007-GG9, Class A4, 5.44%, 3/10/39		2,190	2,388,414
GS Mortgage Securities Corp. II, Series 2007-GG10, Class A4, 5.79%, 8/10/45 (b)		435	474,812
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2004-CB8, Class A1A, 4.16%, 1/12/39 (a)		2,286	2,353,640
Series 2004-CBX, Class A4, 4.53%, 1/12/37		312	312,196
Series 2004-LN2, Class A2, 5.12%, 7/15/41		820	866,866
Series 2006-CB14, Class AM, 5.45%, 12/12/44 (b)		330	326,922
Series 2006-CB16, Class AJ, 5.62%, 5/12/45		730	533,758
LB-UBS Commercial Mortgage Trust (b):
Series 2004-C8, Class C, 4.93%, 12/15/39		1,385	1,429,321
Series 2007-C6, Class A4, 5.86%, 7/15/40		4,251	4,817,935
Series 2007-C7, Class A3, 5.87%, 9/15/45		1,460	1,646,029
Merrill Lynch Mortgage Trust (b):
Series 2004-BPC1, Class A3, 4.47%, 10/12/41		314	315,190
Series 2004-KEY2, Class A4, 4.86%, 8/12/39		1,000	1,062,599
Morgan Stanley, Series 2007- XLC1, Class A2, 0.56%, 7/17/17		575	540,756
Morgan Stanley Capital I:
Series 2004-HQ4, Class A7, 4.97%, 4/14/40		1,000	1,050,758
Series 2007-HQ11, Class A4, 5.45%, 2/12/44 (b)		4,000	4,469,100
Series 2012-C4, Class XA, 2.71%, 3/15/45 (a)(b)		9,648	1,481,377
Titan Europe Plc, Series 2006-4FSX, Class A1, 9.14%, 9/03/14 (b)	GBP	1,117	1,720,052

BLACKROCK CORE BOND TRUST	MAY 31, 2012	8

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Commercial Mortgage-Backed Securities (concluded)
Wachovia Bank Commercial Mortgage Trust:
Series 2006-C28, Class A2, 5.50%, 10/15/48	USD	4,523	$4,515,621
Series 2007-C33, Class A4, 5.90%, 2/15/51 (b)		2,185	2,428,844
			49,812,288
Interest Only Commercial Mortgage-Backed Securities — 0.2%
Morgan Stanley Reremic Trust, Series 2011-IO, Class A, 2.50%, 3/23/51 (a)		968	971,621
Total Non-Agency Mortgage-Backed Securities – 15.7%			62,499,885

Preferred Securities
Capital Trusts
Capital Markets — 0.0%
State Street Capital Trust IV, 1.47%, 6/01/77 (b)		70	51,047
Commercial Banks — 0.2%
Barclays Bank Plc, 5.93%, 12/31/49 (a)(b)(h)		250	222,525
Fifth Third Capital Trust IV, 6.50%, 4/15/67 (b)		505	494,900
JPMorgan Chase Capital XXV, Series Y, 6.80%, 10/01/37		210	210,546
			927,971
Consumer Finance — 0.2%
Capital One Capital V, 10.25%, 8/15/39		200	207,000
Capital One Capital VI, 8.88%, 5/15/40		690	703,634
			910,634
Insurance — 1.3%
The Allstate Corp., 6.50%, 5/15/67 (b)		1,950	1,879,313
American International Group, Inc., 8.18%, 5/15/68 (b)		195	202,556
Lincoln National Corp., 6.05%, 4/20/67 (b)		675	610,875
MetLife Capital Trust IV, 7.88%, 12/15/67 (a)		640	700,800
Swiss Re Capital I LP, 6.85%, 12/31/49 (a)(b)(h)		1,060	975,923

Preferred Securities	Par (000)		Value
Capital Trusts
Insurance (concluded)
XL Group Plc, Series E, 6.50%, 12/31/49 (b)(h)	USD	815	$627,550
			4,997,017
Total Capital Trusts – 1.7%			6,886,669

Trust Preferreds	Shares
Commercial Banks — 0.1%
Citigroup Capital XIII, 7.88%, 10/30/40		14,773	390,894
Total Preferred Securities – 1.8%			7,277,563

Taxable Municipal Bonds	Par (000)
City of Detroit Michigan, GO, Taxable-cap Impt-ltd Tax-a-2, 8.00%, 4/01/14	USD	1,525	1,447,011
District of Columbia, Refunding RB, Howard University, Series B, 7.63%, 10/01/35		1,000	1,254,180
East Bay Municipal Utility District, RB, Build America Bonds, 5.87%, 6/01/40		950	1,289,805
Indianapolis Local Public Improvement Bond Bank, RB, Build America Bonds, 6.12%, 1/15/40		1,275	1,697,522
Metropolitan Transportation Authority, RB, Build America Bonds, 7.34%, 11/15/39		625	938,488
Municipal Electric Authority of Georgia, Refunding RB, Build America Bonds, 7.06%, 4/01/57		1,000	1,107,840
New York City Municipal Water Finance Authority, RB, 5.72%, 6/15/42		700	902,559

BLACKROCK CORE BOND TRUST	MAY 31, 2012	9

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)

Taxable Municipal Bonds	Par (000)		Value
New York City Municipal Water Finance Authority, RB, Build America Bonds, Second General Resolution, Series EE, 5.38%, 6/15/43	USD	385	$444,021
New York City Municipal Water Finance Authority, RB, Second General Resolution, Series EE, 5.50%, 6/15/43		465	542,836
New York State Dormitory Authority:
RB, 5.63%, 3/15/39		550	675,961
RB, 5.60%, 3/15/40		950	1,184,973
Port Authority of New York & New Jersey, RB, Consolidated, 159th Series, 6.04%, 12/01/29		385	505,001
State of California:
GO, Build America Bonds, 7.63%, 3/01/40		860	1,128,931
GO, Build America Bonds, Various Purpose, 7.55%, 4/01/39		140	181,663
State of Illinois, GO, Taxable-Pension, 5.10%, 6/01/33		1,000	946,020
University of California, RB, Build America Bonds, 5.95%, 5/15/45		445	547,737
Total Taxable Municipal Bonds – 3.7%			14,794,548

US Government Sponsored Agency Securities
Agency Obligations — 3.4%
Fannie Mae:
2.66%, 10/09/19 (e)(i)		7,055	5,806,970
5.63%, 7/15/37 (j)		775	1,111,119
Federal Home Loan Bank (e):
5.25%, 12/09/22		675	866,457
5.37%, 9/09/24		1,075	1,412,497
Resolution Funding Corp. (i):
1.24%, 7/15/18		525	486,768
1.26%, 10/15/18		525	484,482
Tennessee Valley Authority, 5.25%, 9/15/39 (e)		2,355	3,091,764
			13,260,057
Collateralized Mortgage Obligations — 0.6%
Fannie Mae Mortgage-Backed Securities, Series 2005-5, Class PK, 5.00%, 12/25/34		642	694,569
Freddie Mac Mortgage-Backed Securities, Series 2825, Class VP, 5.50%, 6/15/15		590	623,649
Freddie Mac Multifamily Structured Pass Through Certificates, Series K013, Class A2, 3.97%, 1/25/21 (b)		940	1,057,711

US Government Sponsored Agency Securities	Par (000)		Value
Collateralized Mortgage Obligations (concluded)
FREMF Mortgage Trust, Series 2012-K706, Class C, 4.02%, 11/25/44 (a)(b)	USD	165	$152,959
			2,528,888
Interest Only Collateralized Mortgage Obligations — 2.4%
Fannie Mae Mortgage-Backed Securities:
Series 2003-80, Class DI, 5.50%, 10/25/31		5,483	371,305
Series 2010-126, Class UI, 5.50%, 10/25/40		6,224	990,725
Series 2012-47, Class NI, 4.50%, 4/25/42		6,333	1,150,121
Freddie Mac Mortgage-Backed Securities:
Series 2579, Class HI, 5.00%, 8/15/17		163	1,982
Series 2611, Class QI, 5.50%, 9/15/32		1,668	196,514
FREMF Mortgage Trust, Series 2012-K707, Class X1, 1.56%, 12/25/18 (b)		2,510	214,096
Ginnie Mae Mortgage-Backed Securities (b):
Series 2007-41, Class SL, 6.46%, 7/20/37		7,424	1,313,894
Series 2009-78, Class SD, 5.96%, 9/20/32		8,211	1,444,482
Series 2011-52, Class NS, 6.43%, 4/16/41		22,292	3,956,397
			9,639,516
Mortgage-Backed Securities — 7.7%
Fannie Mae Mortgage-Backed Securities (e):
5.00%, 8/01/34		5,587	6,073,347
5.50%, 6/01/38		3,960	4,343,026
6.00%, 12/01/38		3,527	3,893,074
4.50%, 7/01/41		7,410	7,986,792
4.00%, 12/01/41		5,487	5,848,231
3.50%, 3/01/42		1,493	1,569,154
Freddie Mac Mortgage-Backed Securities, 6.00%, 12/01/18 (e)		665	720,684
Ginnie Mae Mortgage-Backed Securities, 5.50%, 8/15/33		85	95,714
			30,530,022
Total US Government Sponsored Agency Securities – 14.1%			55,958,483

US Treasury Obligations
US Treasury Bonds (e):
8.13%, 8/15/21		1,550	2,455,781
6.25%, 8/15/23		5,085	7,450,318

BLACKROCK CORE BOND TRUST	MAY 31, 2012	10

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)

US Treasury Obligations	Par (000)		Value
US Treasury Bonds (e) (concluded):
3.50%, 2/15/39	USD	330	$388,369
4.25%, 5/15/39		6,045	8,030,408
4.38%, 5/15/40		6,375	8,646,094
4.75%, 2/15/41		1,630	2,342,106
4.38%, 5/15/41		800	1,086,750
3.13%, 11/15/41		20,915	22,869,256
3.13%, 2/15/42		4,815	5,264,904
US Treasury Inflation Indexed Bonds, 0.75%, 2/15/42 (e)		4,268	4,550,899
US Treasury Notes:
0.63%, 1/31/13 (j)		200	200,594
1.00%, 3/31/17 (e)		10,560	10,738,200
0.88%, 4/30/17 (e)		9,600	9,702,000
2.25%, 7/31/18 (e)		2,495	2,699,667
2.63%, 8/15/20 (e)		1,105	1,223,097
2.00%, 2/15/22 (e)		7,101	7,387,817
Total US Treasury Obligations – 23.9%			95,036,260

Warrants (k)
Media — 0.0%
Cumulus Media, Inc. (Issued/Exercisable 9/16/11, 0.01 Share for 1 Warrant, Expires 6/03/30, Strike Price $2.88)		13,751	80,837
Software — 0.0%
Bankruptcy Management Solutions, Inc. (Expires 9/29/17)		90	—
Total Warrants – 0.0%			80,837
Total Long-Term Investments (Cost – $527,795,801) – 139.6%			554,906,940

Short-Term Securities – 0.3%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.15% (l)(m)		1,061,250	1,061,250
Total Short-Term Securities (Cost – $1,061,250) – 0.3%			1,061,250

Options Purchased	Notional Amount (000)		Value
Over-the-Counter Call Options — 0.0%
EUR Call Option, Strike Price USD 1.28, Expires 6/01/12, Broker BNP Paribas Securities Corp.	USD	203	—
Over-the-Counter Interest Rate Call Swaptions — 0.0%
Receive a fixed rate of 1.65% and pay a floating rate based on 3- month LIBOR, Expires 09/04/12, Broker Deutsche Bank AG		3,200	$28,810
Over-the-Counter Put Options — 0.0%
CAD Put Option:
Strike Price USD 1.01, Expires 7/24/12, Broker Goldman Sachs & Co.		281,000	9,066
Strike Price USD 1.04, Expires 7/24/12, Broker BNP Paribas Securities Corp.		281,000	4,278
GBP Put Option:
Strike Price USD 1.61, Expires 6/07/12, Broker Barclays Capital Inc.		352,000	1
Strike Price USD 1.55, Expires 7/05/12, Broker Royal Bank of Scotland Plc		144,000	2,706
Strike Price USD 1.59, Expires 7/05/12, Broker BNP Paribas Securities Corp.		143,000	6,706
			22,757
Over-the-Counter Interest Rate Put Swaptions — 0.1%
Pay a fixed rate of 1.98% and receive a floating rate based on a 3-month LIBOR, Expires 06/20/12, Broker Deutsche Bank AG		2,900	5,318
Pay a fixed rate of 2.25% and receive a floating rate based on a 3-month LIBOR, Expires 07/20/12, Broker JPMorgan Chase & Co.		5,700	10,534
Pay a fixed rate of 2.15% and receive a floating rate based on a 3-month LIBOR, Expires 07/27/12, Broker JPMorgan Chase & Co.		12,300	42,366
Pay a fixed rate of 2.35% and receive a floating rate based on a 3-month LIBOR, Expires 09/04/12, Broker Deutsche Bank AG		3,200	11,010
Pay a fixed rate of 3.50% and receive a floating rate based on a 3-month LIBOR, Expires 11/08/12, Broker Citibank NA		4,000	2,635

BLACKROCK CORE BOND TRUST	MAY 31, 2012	11

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)

Options Purchased	Notional Amount (000)		Value
Over-the-Counter Interest Rate Put Swaptions (concluded)
Pay a fixed rate of 2.08% and receive a floating rate based on a 3-month LIBOR, Expires 03/26/13, Broker JPMorgan Chase & Co.	USD	45,300	$113,925
Pay a fixed rate of 4.50% and receive a floating rate based on a 3-month LIBOR, Expires 03/16/17, Broker Deutsche Bank AG		6,300	157,239
			343,027
Total Options Purchased (Cost – $1,343,069) – 0.1%			394,594
Total Investments Before Options Written (Cost – $530,200,120*) – 140.0%			556,362,784

Options Written
Over-the-Counter Call Options — (0.0)%
USD Call Option:
Strike Price USD 1.01, Expires 7/24/12, Broker BNP Paribas Securities Corp.		281,000	(9,066)
Strike Price USD 1.04, Expires 7/24/12, Broker Goldman Sachs & Co.		281,000	(4,278)
			(13,344)
Over-the-Counter Interest Rate Call Swaptions — (1.3)%
Pay a fixed rate of 1.40% and receive a floating rate based on 3-month LIBOR, Expires 9/04/12, Broker Deutsche Bank AG		8,000	(21,158)
Pay a fixed rate of 2.34% and receive a floating rate based on 3-month LIBOR, Expires 5/07/13, Broker Morgan Stanley & Co., Inc.		7,200	(369,233)
Pay a fixed rate of 2.09% and receive a floating rate based on 3-month LIBOR, Expires 1/03/14, Broker Deutsche Bank AG		4,200	(151,958)
Pay a fixed rate of 2.06% and receive a floating rate based on 3-month LIBOR, Expires 4/09/14, Broker JPMorgan Chase Bank		16,100	(539,168)
Pay a fixed rate of 1.40% and receive a floating rate based on 3-month LIBOR, Expires 5/08/14, Broker Deutsche Bank AG		9,700	(123,029)
Pay a fixed rate of 3.17% and receive a floating rate based on 3-month LIBOR, Expires 3/01/17, Broker JPMorgan Chase Bank		25,000	(1,329,980)

Options Written	Notional Amount (000)		Value
Over-the-Counter Interest Rate Call Swaptions (concluded)
Pay a fixed rate of 3.65% and receive a floating rate based on 3-month LIBOR, Expires 3/27/17, Broker JPMorgan Chase Bank	USD	1,100	$(122,827)
Pay a fixed rate of 3.53% and receive a floating rate based on 3-month LIBOR, Expires 3/30/17, Broker Deutsche Bank AG		15,000	(1,569,396)
Pay a fixed rate of 3.60% and receive a floating rate based on 3-month LIBOR, Expires 4/03/17, Broker Goldman Sachs & Co.		8,200	(892,544)
			(5,119,293)
Over-the-Counter Put Options — (0.0)%
GBP Put Option:
Strike Price USD 1.55, Expires 7/05/12, Broker BNP Paribas Securities Corp.		143,000	(2,707)
Strike Price USD 1.59, Expires 7/05/12, Broker Royal Bank of Scotland		143,000	(6,706)
			(9,413)
Over-the-Counter Interest Rate Put Swaptions — (0.6)%
Receive a fixed rate of 2.60% and pay a floating rate based on 3- month LIBOR, Expires 6/20/12, Broker Deutsche Bank AG		1,300	(9,999)
Receive a fixed rate of 2.65% and pay a floating rate based on 3- month LIBOR, Expires 7/20/12, Broker JPMorgan Chase Bank		5,700	(1,667)
Receive a fixed rate of 1.49% and pay a floating rate based on 3- month LIBOR, Expires 7/25/12, Broker Morgan Stanley & Co., Inc.		35,000	(9,712)
Receive a fixed rate of 2.60% and pay a floating rate based on 3- month LIBOR, Expires 7/27/12, Broker JPMorgan Chase Bank		12,300	(6,491)
Receive a fixed rate of 1.40% and pay a floating rate based on 3- month LIBOR, Expires 9/04/12, Broker JPMorgan Chase Bank		17,800	(23,831)
Receive a fixed rate of 2.60% and pay a floating rate based on 3- month LIBOR, Expires 9/04/12, Broker Deutsche Bank AG		8,000	(12,672)
Receive a fixed rate of 1.55% and pay a floating rate based on 3- month LIBOR, Expires 10/29/12, Broker JPMorgan Chase Bank		31,900	(60,766)

BLACKROCK CORE BOND TRUST	MAY 31, 2012	12

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Options Written	Notional Amount (000)		Value
Over-the-Counter Interest Rate Put Swaptions (concluded)
Receive a fixed rate of 2.90% and pay a floating rate based on 3- month LIBOR, Expires 1/09/13, Broker Citibank NA	USD	6,000	$(24,737)
Receive a fixed rate of 2.34% and pay a floating rate based on 3- month LIBOR, Expires 5/07/13, Broker Morgan Stanley & Co., Inc.		7,200	(130,860)
Receive a fixed rate of 2.09% and pay a floating rate based on 3- month LIBOR, Expires 1/03/14, Broker Deutsche Bank AG		4,200	(38,135)
Receive a fixed rate of 2.06% and pay a floating rate based on 3- month LIBOR, Expires 4/09/14, Broker JPMorgan Chase Bank		16,100	(197,497)
Receive a fixed rate of 2.40% and pay a floating rate based on 3- month LIBOR, Expires 5/08/14, Broker Deutsche Bank AG		9,700	(94,980)
Receive a fixed rate of 3.17% and pay a floating rate based on 3- month LIBOR, Expires 3/01/17, Broker JPMorgan Chase Bank		25,000	(595,447)
Receive a fixed rate of 6.00% and pay a floating rate based on 3- month LIBOR, Expires 3/16/17, Broker Deutsche Bank AG		12,600	(157,835)
Receive a fixed rate of 3.65% and pay a floating rate based on 3- month LIBOR, Expires 3/27/17, Broker JPMorgan Chase Bank		1,100	(43,869)
Receive a fixed rate of 3.53% and pay a floating rate based on 3- month LIBOR, Expires 3/30/17, Broker Deutsche Bank AG		15,000	(639,114)
Receive a fixed rate of 3.60% and pay a floating rate based on 3- month LIBOR, Expires 4/03/17, Broker Goldman Sachs & Co.		8,200	(336,526)
			(2,384,138)
Total Options Written (Premiums Received – $7,839,206) – (1.9)%			(7,526,188)
Total Investments, Net of Options Written– 138.1%			548,836,596
Liabilities in Excess of Other Assets – (38.1)%			(151,532,487)
Net Assets – 100.0%			$397,304,109

*	As of May 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$530,894,544
Gross unrealized appreciation	$35,565,872
Gross unrealized depreciation	(10,097,632)
Net unrealized appreciation	$25,468,240

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Non-income producing security.

(d)	Represents a step-down bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate shown is as of report date.

(e)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.

(f)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

(g)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.

(h)	Security is perpetual in nature and has no stated maturity date.

(i)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(j)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(k)

Warrants entitle the Trust to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(l)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2011	Net Activity	Shares Held at May 31, 2012	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	4,711,687	(3,650,437)	1,061,250	$2,514

(m)	Represents the current yield as of report date.

BLACKROCK CORE BOND TRUST	MAY 31, 2012	13

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

CAD	Canadian Dollar
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
GBP	British Pound
GO	General Obligation Bonds
JPY	Japanese Yen
LIBOR	London Interbank Offered Rate
RB	Revenue Bonds
USD	US Dollar

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Reverse repurchase agreements outstanding as of May 31, 2012 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Net Closing Amount	Face Amount
Deutsche Bank Securities	(0.50)%	1/17/12	Open	$344,378	$345,030
UBS Securities LLC	(1.25)%	2/02/12	Open	438,864	440,700
BNP Paribas Securities Corp.	0.32%	2/29/12	Open	4,524,237	4,520,500
Credit Suisse Securities (USA) LLC	0.23%	3/05/12	Open	547,968	547,660
Credit Suisse Securities (USA) LLC	0.30%	3/09/12	Open	813,350	812,781
Barclay’s Capital, Inc.	0.35%	3/15/12	Open	6,458,794	6,453,900
Barclay’s Capital, Inc.	0.35%	3/20/12	Open	2,685,680	2,683,775
BNP Paribas Securities Corp.	0.19%	3/20/12	Open	19,929,213	19,921,538
Credit Suisse Securities (USA) LLC	0.20%	3/20/12	Open	2,347,264	2,346,312
Credit Suisse Securities (USA) LLC	0.23%	3/20/12	Open	2,685,952	2,684,700
Bank of America Merrill Lynch	0.15%	3/21/12	Open	6,628,819	6,626,831
Bank of America Merrill Lynch	0.25%	3/21/12	Open	1,314,844	1,314,187
UBS Securities LLC	0.35%	3/21/12	Open	3,444,534	3,442,125
Barclay’s Capital, Inc.	0.35%	3/23/12	Open	5,339,506	5,335,875
UBS Securities LLC	0.34%	3/23/12	Open	346,404	346,175
UBS Securities LLC	0.33%	3/27/12	Open	4,179,815	4,177,287
Bank of America Merrill Lynch	0.16%	3/28/12	Open	4,074,771	4,073,594
Morgan Stanley & Co., Inc.	0.10%	3/29/12	Open	1,621,365	1,621,077
Bank of America Merrill Lynch	0.17%	4/03/12	Open	7,114,626	7,112,644
Barclay’s Capital, Inc.	0.35%	4/10/12	Open	3,519,896	3,518,117
BNP Paribas Securities Corp.	0.18%	4/18/12	Open	1,192,281	1,192,019
Deutsche Bank Securities	0.11%	4/24/12	Open	2,186,491	2,186,237

BLACKROCK CORE BOND TRUST	MAY 31, 2012	14

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

•	Reverse repurchase agreements outstanding as of May 31, 2012 were as follows (concluded):

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Net Closing Amount	Face Amount
Deutsche Bank Securities	0.12%	4/24/12	Open	$2,673,108	$2,672,769
UBS Securities LLC	(0.25)%	4/26/12	Open	488,603	488,725
Bank of America Merrill Lynch	0.21%	5/01/12	Open	8,145,536	8,144,063
Bank of America Merrill Lynch	0.22%	5/07/12	Open	863,288	863,156
Deutsche Bank Securities	0.21%	5/07/12	Open	5,688,924	5,688,094
Barclay’s Capital, Inc.	0.35%	5/08/12	Open	4,508,818	4,507,809
BNP Paribas Securities Corp.	0.18%	5/09/12	Open	1,039,119	1,039,000
BNP Paribas Securities Corp.	0.19%	5/09/12	Open	367,995	367,950
UBS Securities LLC	0.28%	5/10/12	Open	3,493,220	3,492,650
Barclay’s Capital, Inc.	0.32%	5/11/12	Open	29,050,763	29,046,116
BNP Paribas Securities Corp.	0.32%	5/14/12	Open	500,480	500,400
Bank of America Merrill Lynch	0.24%	5/31/12	6/01/12	4,070,027	4,070,000
BNP Paribas Securities Corp.	0.25%	5/31/12	6/01/12	5,254,405	5,254,369
Credit Suisse Securities (USA) LLC	0.17%	5/31/12	6/01/12	9,696,046	9,696,000
Morgan Stanley & Co., Inc.	0.23%	5/31/12	6/01/12	7,393,963	7,393,916
Total				$164,973,347	$164,928,081

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

•	Financial futures contracts purchased as of May 31, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation
32	Euro-Bund	Eurex	June 2012	EUR	4,672,960	$229,055
50	3-Month Canadian Bankers’ Acceptance	Montreal	September 2012	CAD	12,348,750	978
130	5-Year US Treasury Note	Chicago Board of Trade	September 2012	USD	16,144,375	53,772
301	30-Year US Treasury Bond	Chicago Board of Trade	September 2012	USD	45,065,344	610,807
Total						$894,612

•	Financial futures contracts sold as of May 31, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
20	90-Day Euro-Dollar	Chicago Mercantile	June 2012	USD	4,976,250	$(305)
1	Japanese Yen Future	Chicago Mercantile	June 2012	USD	159,587	(3,685)
20	90-Day Euro-Dollar	Chicago Mercantile	September 2012	USD	4,972,250	2,195
36	2-Year US Treasury Note	Chicago Board of Trade	September 2012	USD	7,934,625	(5,131)
599	10-Year US Treasury Note	Chicago Board of Trade	September 2012	USD	80,228,563	(550,016)
4	Ultra-Long US Treasury Bond	Chicago Board of Trade	September 2012	USD	676,000	(17,988)
20	90-Day Euro-Dollar	Chicago Mercantile	December 2012	USD	4,969,500	2,445
20	90-Day Euro-Dollar	Chicago Mercantile	March 2013	USD	4,968,500	695
16	90-Day Euro-Dollar	Chicago Mercantile	June 2013	USD	3,974,200	(1,224)
50	3-Month Canadian Bankers’ Acceptance	Montreal	September 2013	CAD	12,335,000	1,244
16	90-Day Euro-Dollar	Chicago Mercantile	September 2013	USD	3,973,800	(4,357)
16	90-Day Euro-Dollar	Chicago Mercantile	December 2013	USD	3,972,800	(7,444)
16	90-Day Euro Dollar	Chicago Mercantile	March 2014	USD	3,972,000	(10,937)
12	90-Day Euro Dollar	Chicago Mercantile	June 2014	USD	2,977,500	(10,833)

BLACKROCK CORE BOND TRUST	MAY 31, 2012	15

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

•	Financial futures contracts sold as of May 31, 2012 were as follows (concluded):

Contracts	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
12	90-Day Euro Dollar	Chicago Mercantile	September 2014	USD	2,975,550	$(13,683)
12	90-Day Euro Dollar	Chicago Mercantile	December 2014	USD	2,972,700	(16,233)
52	90-Day Euro Dollar	Chicago Mercantile	March 2015	USD	12,870,000	(31,693)
40	90-Day Euro-Dollar	Chicago Mercantile	June 2015	USD	9,888,500	(15,610)
40	90-Day Euro-Dollar	Chicago Mercantile	September 2015	USD	9,876,000	(17,110)
40	90-Day Euro-Dollar	Chicago Mercantile	December 2015	USD	9,862,000	(18,110)
Total						$(717,780)

•	Foreign currency exchange contracts as of May 31, 2012 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	2,010,000	USD	3,245,511	UBS AG	7/18/12	$(148,348)
USD	5,412,105	GBP	3,391,500	Goldman Sachs & Co., Inc.	7/18/12	186,220
USD	597,475	GBP	378,000	Royal Bank of Scotland Plc	7/18/12	15,024
USD	25,673	JPY	2,112,000	Credit Suisse Securities (USA) LLC	7/18/12	(1,293)
USD	789,812	EUR	597,000	Citibank NA	7/25/12	51,396
USD	8,077,459	EUR	6,119,000	JPMorgan Chase & Co.	7/25/12	508,995
USD	7,882,752	EUR	6,031,000	Royal Bank of Scotland Plc	7/25/12	423,134
Total						$1,035,128

•	Credit default swaps on single-name issues - buy protection outstanding as of May 31, 2012 were as follows:

Issuer	Pay Fixed Rate	Counterparty/Exchange	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)
Radian Group, Inc.	5.00%	Citibank NA	6/20/15	$1,400	$498,125
The New York Times Co.	1.00%	Barclays Capital, Inc.	12/20/16	$1,800	49,845
Sara Lee Corp.	1.00%	JPMorgan Chase & Co.	3/20/17	$404	1,773
Commonwealth Bank of Australia	1.00%	Deutsche Bank AG	6/20/17	$1,023	4,861
Commonwealth Bank of Australia	1.00%	Deutsche Bank AG	6/20/17	$1,023	1,661
National Australia Bank Ltd.	1.00%	Deutsche Bank AG	6/20/17	$1,023	5,787
National Australia Bank Ltd.	1.00%	Deutsche Bank AG	6/20/17	$1,023	2,586
XL Group Plc	1.00%	JPMorgan Chase & Co.	6/20/17	$1,600	(4,339)
Total					$560,299

BLACKROCK CORE BOND TRUST	MAY 31, 2012	16

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

•	Credit default swaps on single-name issues - sold protection outstanding as of May 31, 2012 were as follows:

Issuer	Receive Fixed Rate	Counterparty/Exchange	Expiration Date	Issuer Credit Rating[2]	Notional Amount (000)[3]	Unrealized Appreciation (Depreciation)
MetLife, Inc.	1.00%	Credit Suisse Securities (USA) LLC	9/20/16	A-	$535	$9,807
MetLife, Inc.	1.00%	Deutsche Bank AG	9/20/16	A-	$730	8,452
MetLife, Inc.	1.00%	Goldman Sachs & Co.	9/20/16	A-	$500	4,819
MetLife, Inc.	1.00%	Morgan Stanley & Co., Inc.	9/20/16	A-	$900	9,162
MetLife, Inc.	1.00%	Morgan Stanley & Co., Inc.	9/20/16	A-	$275	693
MetLife, Inc.	1.00%	Citibank NA	12/20/16	A-	$298	(45)
MetLife, Inc.	1.00%	Citibank NA	12/20/16	A-	$285	1,550
Total						$34,438

[2]	Using Standard & Poor’s (S&P’s) rating.

[3]	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of agreement.

•	Credit default swaps on traded indexes - sold protection outstanding as of May 31, 2012 were as follows:

Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[4]	Notional Amount (000)[2]	Unrealized Appreciation
Markit CMBX North America AAA Index Series 3	0.08%	Morgan Stanley & Co., Inc.	12/13/49	A+	$525	$9,516
Markit CMBX North America AAA Index Series 4	0.35%	Morgan Stanley & Co., Inc.	2/17/51	A-	$525	9,399
Total						$18,915

[4]	Using S&P’s ratings of the underlying securities.

•	Interest rate swaps outstanding as of May 31, 2012 were as follows:

Fixed Rate	Floating Rate	Counterparty/Exchange	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
1.16%[5]	3-month LIBOR	JPMorgan Chase & Co.	4/12/17	USD	25,000	$(210,972)
1.16%[5]	3-month LIBOR	Royal Bank of Scotland Plc	4/24/17	USD	14,100	(111,715)
1.12%[5]	3-month LIBOR	Bank of America NA	4/25/17	USD	8,200	(50,039)
1.08%[6]	3-month LIBOR	Royal Bank of Scotland Plc	5/03/17	USD	7,800	32,716
1.03%[6]	3-month LIBOR	Royal Bank of Scotland Plc	6/01/17	USD	4,600	(5,185)
1.03%[6]	3-month LIBOR	Royal Bank of Scotland Plc	6/06/17	USD	9,500	—
1.74%[6]	3-month LIBOR	Deutsche Bank AG	3/30/18	USD	1,000	23,160
3.27%[5]	3-month LIBOR	Deutsche Bank AG	5/16/21	USD	910	(125,940)
2.08%[6]	3-month LIBOR	Morgan Stanley & Co., Inc.	4/26/22	USD	6,400	204,090
2.04%[6]	3-month LIBOR	Morgan Stanley & Co., Inc.	5/04/22	USD	11,500	318,036
1.94%[6]	3-month LIBOR	Citibank NA	5/16/22	USD	4,900	86,550
1.87%[6]	3-month LIBOR	JPMorgan Chase & Co.	5/25/22	USD	4,100	45,139
1.86%[6]	3-month LIBOR	Credit Suisse Securities (USA) LLC	5/31/22	USD	1,000	10,065
1.88%[6]	3-month LIBOR	Deutsche Bank AG	6/22/22	USD	1,000	10,845
2.58%[5]	6-month EURIBOR	Deutsche Bank AG	11/11/41	EUR	350	(70,079)
2.68%[5]	6-month EURIBOR	Deutsche Bank AG	11/18/41	EUR	745	(170,611)
3.07%[5]	3-month LIBOR	Barclays Capital, Inc.	3/21/42	USD	8,200	(1,188,494)
2.50%[5]	3-month LIBOR	Deutsche Bank AG	6/22/42	USD	500	(9,424)
Total						$(1,211,858)

[5]	Trust pays a fixed rate and receives floating rate.

[6]	Trust pays a floating rate and receives fixed rate.

BLACKROCK CORE BOND TRUST	MAY 31, 2012	17

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

•	Total return swaps outstanding as of May 31, 2012 were as follows:

Reference Entity	Trust Pays/Receives the Total Return of the Reference Entity	Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Depreciation
Change in Return of the Consumer Price Index for All Urban Consumers	Pays	2.18%[7]	Bank of America NA	10/06/21	$1,880	$(47,374)

[7]	Net payment made at termination.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market- corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust's own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of May 31, 2012 in determining the fair valuation of the Trust's investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$21,949,322	$2,392,879	$24,342,200
Common Stocks	—	4	—	4
Corporate Bonds	—	274,489,200	5,190,395	279,679,595
Foreign Agency Obligations	—	15,237,565	—	15,237,565

BLACKROCK CORE BOND TRUST	MAY 31, 2012	18

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

Valuation Inputs	Level 1	Level 2	Level 3	Total
Non-Agency Mortgage- Backed Securities	—	$61,959,129	$540,756	$62,499,885
Preferred Securities	$390,894	6,886,669	—	7,277,563
Taxable Municipal Bonds	—	14,794,548	—	14,794,548
US Government Sponsored Agency Securities	—	55,958,483	—	55,958,483
US Treasury Obligations	—	95,036,259	—	95,036,260
Warrants	—	80,837	—	80,837
Short-Term Securities	1,061,250	—	—	1,061,250
Total	$1,452,144	$546,392,016	$8,124,030	$555,968,190

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit Contracts	—	$618,036	—	$618,036
Foreign Currency Exchange Contracts	—	1,207,526	—	1,207,526
Interest Rate Contracts	$901,191	1,102,437	—	2,003,628
Liabilities:
Credit Contracts	—	(4,384)	—	(4,384)
Foreign Currency
Exchange Contracts	(3,685)	(172,397)	—	(176,082)
Interest Rate Contracts	(720,674)	(9,445,890)	—	(10,166,564)
Other Contracts	—	(47,374)	—	(47,374)
Total	$176,832	$(6,742,046)	—	$(6,565,214)

[1]    Derivative financial instruments are financial futures contracts, foreign currency exchange contracts, options and swaps. Financial futures contracts, foreign currency exchange contracts and swaps are valued at the unrealized appreciation/depreciation on the instrument and options are shown at value.

BLACKROCK CORE BOND TRUST	MAY 31, 2012	19

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

Certain of the Trust’s assets and liabilities are held at carrying or face amount, which approximates fair value for financial reporting purposes. As of May 31, 2012, such assets and liabilities are categorized within the disclosure hierarchy as follows:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged as collateral for Swaps	$8,690,000	—	—	$8,690,000
Foreign Currency	339,210	—	—	339,210
Liabilities:
Reverse Repurchase Agreements	—	$(164,928,081)	—	(164,928,081)
Total	$9,029,210	$(164,928,081)	—	$(155,898,871)

There were no transfers between Level 1 and Level 2 during the period ended May 31, 2012.

Certain of the Trust’s investments and derivative financial instruments are categorized as Level 3 investments and derivative financial instruments with values derived utilizing prices from prior transactions or third party pricing information without adjustment for which such inputs are unobservable. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 investments and derivative financial instruments.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Asset-Backed Securities	Corporate Bonds	Non-Agency Mortgage- Backed Securities	Other Interests	Preferred Securities	Warrants	Total
Assets:
Opening balance, as of August 31, 2011	$6,120,404	$5,241,393	$1,960,958	$191	$102,281	$77,670	$13,502,897
Transfers into Level 3[1]	—	—	—	—	—	—	—
Transfers out of Level 3[1]	(3,039,379)	—	(352,670)	—	—	(77,669)	(3,469,718)
Accrued discounts/premiums	(188,933)	190	6,691	—	—	—	(182,052)
Net realized gain (loss)	(62,282)	17,863	43,409	364	120,330	—	119,684
Net change in unrealized appreciation/depreciation[2]	185,684	(79,818)	28,726	(191)	(102,281)	(1)	32,119
Purchases	—	62,767	566,548	—	—	—	629,315
Sales	(622,615)	(52,000)	(1,712,906)	(364)	(120,330)	—	(2,508,215)
Closing balance, as of May 31, 2012	$2,392,879	$5,190,395	$540,756	—	—	—	$8,124,030

[1]	Transfers into and transfers out of Level 3 represent the beginning of the reporting period value.

[2]	The change in unrealized appreciation/depreciation on investments still held as of May 31, 2012 was $129,068.

BLACKROCK CORE BOND TRUST	MAY 31, 2012	20

Schedule of Investments (concluded)	BlackRock Core Bond Trust (BHK)

The following table is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used to determine fair value:

Credit Contracts
Liabilities:
Opening balance, as of August 31, 2011	$(941)
Transfers into Level 3[1]	—
Transfers out of Level 3[1]	—
Accrued discounts/premiums	5,473
Net realized gain (loss)	—
Net change in unrealized appreciation/depreciation[3]	941
Purchases	—
Issues[4]	—
Sales	—
Settlements[5]	(5,473)
Closing balance, as of May 31, 2012	$—

[3]	The change in unrealized appreciation/depreciation on derivative financial instruments still held as of May 31, 2012 was $0.

[4]	Issues represent upfront cash received on certain derivative financial instruments.

[5]	Settlements represent periodic contractual cash flows and/or cash flows to terminate certain derivative financial instruments.

A reconciliation of Level 3 investments and derivative financial instruments is presented when the Trust had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets.

BLACKROCK CORE BOND TRUST	MAY 31, 2012	21

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Core Bond Trust

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Core Bond Trust

Date: July 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Core Bond Trust

Date: July 25, 2012

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Core Bond Trust

Date: July 25, 2012